BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Yandex.Market (Details) ₽ in Millions, $ in Millions		12 Months Ended
	Apr. 27, 2018 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Apr. 27, 2018 USD ($)
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Investments in non-marketable equity securities at fair value		₽ 1,135			$ 15.4	₽ 28,073
Gains from deconsolidation/consolidation of Yandex.Market		₽ 19,230	$ 260.3	₽ 28,244
Sberbank | Yandex.Market B.V.
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Shares subscribed for new ordinary shares	₽ 30,000						$ 30,000.0
Outstanding shares allocated to management and an equity incentive pool	10.00%
Investments in non-marketable equity securities at fair value	₽ 29,985
Gains from deconsolidation/consolidation of Yandex.Market	₽ 28,244